Approval Of Financial Statements	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Approval Of Financial Statements

35.   APPROVAL OF FINANCIAL STATEMENTS

The Company’s unaudited interim condensed consolidated financial statements were approved by the Board of Directors and authorized for issue at the meeting held on September 30, 2020.